Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Finished goods	$ 3,894,102	$ 4,211,098
Work in process	4,054,789	4,023,693
Raw materials	11,093,140	7,763,325
Production supplies	396,735	305,692
Total	$ 19,438,766	$ 16,303,808